Income Taxes - Barbados Corporate Tax Reform and Global Minimum Tax (Details) € in Millions, $ in Millions			12 Months Ended
	Jun. 20, 2024 EUR (€)	Jan. 01, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes
Corporate tax rate			26.50%	26.50%
Total income tax expense			$ 211.8	$ 102.2
Global minimum tax rate (as a percent)	15.00%	15.00%	15.00%
Global consolidated revenues of large multinational enterprise groups where global minimum tax rate is applicable | €	€ 750
Current tax expense			$ 19.8
Barbados
Income Taxes
Corporate tax rate		9.00%
Deferred tax expense due to remeasurement of deferred tax liability			49.1
Total income tax expense			$ 28.6
Global minimum tax rate (as a percent)			15.00%
Current tax expense			$ 19.8